CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrealized loss on hedging derivatives, net of income taxes	$ (1,100)	$ (4,700)	$ (17,200)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, net of income taxes	25,000	21,800	20,700
Foreign currency translation gain (loss), net of income taxes	0	100	(1,300)
Adjustment to early retiree medical plan, net of income taxes	$ (1,528)	$ 952	$ 64